Income Tax Note	12 Months Ended
Mar. 31, 2026
Income Tax Note [Abstract]
Income tax note

23. Income tax note

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2025 – 26.5%) to the effective tax rate is as follows:

	2026	2025	2024
Net Income/(Loss) before recovery of income taxes	(6,936,421)	1,011,790	(51,159,048)

Expected income tax (recovery)/expense	(1,838,152)	268,124	(13,557,148)
Difference in foreign tax rates	18,182	6,871	966
Listing expense	-	-	10,992,625
Non-taxable fair value gain adjustment	-	(1,722,146)	-
Non-deductible R&D costs	345,121	-	-
Non-deductible loss on loan settlement	-	449,196	-
Share issue costs booked to equity	(154,187)	(246,802)	-
Other permanent expenses	(26,959)	1,787	2,061,001
Change in tax benefits not recognized	1,655,995	1,242,970	502,556
Income tax (recovery)/expense	-	-	-

The following table summarizes the components of deferred tax as at March 31, 2026 and 2025:

	2026	2025
Deferred tax asset
Non-capital losses carried forward-Canada	107,253	-
Deferred tax liability
Investment in Associate	(107,253)	-
	-	-

Unrecognized deferred tax asset

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amounts of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

Unrecognized deductible temporary differences	2026	2025
Equipment	9,774	4,508
Restricted interest and financing expenses – Canada	431,096	764,297
Share issuance costs and others	1,024,267	722,097
Investment in digital assets	110,242	-
Non-capital losses carried forward-Canada	10,298,392	4,248,226
Non-capital losses carried forward-Australia	439,334	431,349
	12,313,106	6,170,477

Share issuance and financing costs will be fully amortized in 2030.

The Company’s non-capital loss carry forwards will expire as noted in the table below:

Year of expiry	Canada	Australia
2044	364,008	-
2045	3,479,491	-
2046	6,454,894	-
Indefinite	-	439,334
Total	10,298,393	439,334